Intangible assets - Summary of Changes in Intangible Assets and Goodwill (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	14 years	15 years	16 years
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	20 years	21 years	22 years